COMMON STOCK/PAID IN CAPITAL (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Financing Note Warrants #1 [Member]
Number of warrants - outstanding	$ 550,000
Number of exercise price	$ 0.10
Weighted Average Remaining Contractual Life (Yrs)	2 years 6 months	3 years 3 months
Weighted Average Exercise Price - outstanding	$ 0.10
Number of warrants - exercisable	550,000
Weighted Average Exercise Price- exercisable	$ 0.10
Financing Note Warrants #2 [Member]
Number of warrants - outstanding	$ 1,100,000
Number of exercise price	$ 0.10
Weighted Average Remaining Contractual Life (Yrs)	2 years 8 months 16 days	3 years 5 months 16 days
Weighted Average Exercise Price - outstanding	$ 0.10
Number of warrants - exercisable	1,100,000
Weighted Average Exercise Price- exercisable	$ 0.10
Financing Note Warrants #3 [Member]
Number of warrants - outstanding	$ 1,100,000
Number of exercise price	$ 0.10
Weighted Average Remaining Contractual Life (Yrs)	3 years 3 months 18 days	4 years 14 days
Weighted Average Exercise Price - outstanding	$ 0.10
Number of warrants - exercisable	1,100,000
Weighted Average Exercise Price- exercisable	$ 0.10
Financing Note Warrants #4 [Member]
Number of warrants - outstanding	$ 1,100,000
Number of exercise price	$ 0.10
Weighted Average Remaining Contractual Life (Yrs)	3 years 5 months 16 days	4 years 2 months 16 days
Weighted Average Exercise Price - outstanding	$ 0.10
Number of warrants - exercisable	1,100,000
Weighted Average Exercise Price- exercisable	$ 0.10
Bridge Financing Note Warrants [Member] | June 2016 Warrants [Member]
Number of warrants - outstanding		$ 12,566,667
Weighted Average Remaining Contractual Life (Yrs)		8 months 9 days
Weighted Average Exercise Price - outstanding		$ 0.03
Number of warrants - exercisable		12,566,667
Weighted Average Exercise Price- exercisable		$ 0.03
Bridge Financing Note Warrants [Member] | July 2016 Warrants [Member]
Number of warrants - outstanding		$ 10,000,000
Weighted Average Remaining Contractual Life (Yrs)		9 months 14 days
Weighted Average Exercise Price - outstanding		$ 0.03
Number of warrants - exercisable		10,000,000
Weighted Average Exercise Price- exercisable		$ 0.03
Bridge Financing Note Warrants [Member] | August 2016 Warrants [Member]
Number of warrants - outstanding		$ 3,333,333
Weighted Average Remaining Contractual Life (Yrs)		10 months 17 days
Weighted Average Exercise Price - outstanding		$ 0.03
Number of warrants - exercisable		3,333,333
Weighted Average Exercise Price- exercisable		$ 0.03
Bridge Financing Note Warrants [Member] | November 2016 Warrants [Member]
Number of warrants - outstanding		$ 1,666,667
Weighted Average Remaining Contractual Life (Yrs)		1 year 1 month 16 days
Weighted Average Exercise Price - outstanding		$ 0.03
Number of warrants - exercisable		1,666,667
Weighted Average Exercise Price- exercisable		$ 0.03
Bridge Financing Note Warrants [Member] | June 2017 Warrants [Member]
Number of warrants - outstanding		$ 3,141,667
Weighted Average Remaining Contractual Life (Yrs)		8 months 9 days
Weighted Average Exercise Price - outstanding		$ 0.03
Number of warrants - exercisable		3,141,667
Weighted Average Exercise Price- exercisable		$ 0.03
Bridge Financing Note Warrants [Member] | July 2017 Warrants [Member]
Number of warrants - outstanding		$ 2,500,000
Weighted Average Remaining Contractual Life (Yrs)		9 months 14 days
Weighted Average Exercise Price - outstanding		$ 0.03
Number of warrants - exercisable		2,500,000
Weighted Average Exercise Price- exercisable		$ 0.03
Bridge Financing Note Warrants [Member] | August 2017 Warrants [Member]
Number of warrants - outstanding		$ 833,333
Weighted Average Remaining Contractual Life (Yrs)		10 months 17 days
Weighted Average Exercise Price - outstanding		$ 0.03
Number of warrants - exercisable		833,333
Weighted Average Exercise Price- exercisable		$ 0.03
Bridge Financing Note Warrants [Member] | August 2017 Warrants [Member]
Number of warrants - outstanding		$ 416,667
Weighted Average Remaining Contractual Life (Yrs)		1 year 1 month 16 days
Weighted Average Exercise Price - outstanding		$ 0.03
Number of warrants - exercisable		416,667
Weighted Average Exercise Price- exercisable		$ 0.03
Bridge Financing Note Warrants [Member] | January 2018 Warrants [Member]
Number of warrants - outstanding		$ 2,790,000
Weighted Average Remaining Contractual Life (Yrs)		9 months 11 days
Weighted Average Exercise Price - outstanding		$ 0.10
Number of warrants - exercisable		2,790,000
Weighted Average Exercise Price- exercisable		$ 0.10